                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
                                               -------------

Check here if Amendment [   ]; Amendment Number: _____
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings
                                          entries.

Institutional Investment Manager Filing this Report:

Name:        First Carolina Investors, Inc.
             -------------------------------------------------
Address:     1130 East Third Street
             -------------------------------------------------
             Charlotte, NC 28204
             -------------------------------------------------

             -------------------------------------------------

Form 13F File Number: 28-05173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:        Brent D. Baird
             -------------------------------------------------
Title:       Chairman
             -------------------------------------------------
Phone:       (716) 849-1484
             -------------------------------------------------

Signature, Place, and Date of Signing:


/s/Brent D. Baird          Buffalo, New York           8/10/00
-------------------------  --------------------------- -----------------------
[Signature]                       [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                          ------------------

Form 13F Information Table Entry Total:           16
                                          ------------------

Form 13F Information Table Value Total:   $    88,527
                                           -----------------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         NONE

                                               FORM 13F INFORMATION TABLE


       COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
------------------------ ----------------- --------- -------- -------------------- ---------- ---------- -------------------
                                                                                                          VOTING AUTHORITY
                                                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    -------------------
    NAME OF ISSUER        TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------ ----------------- --------- -------- --------- ---- ----- ---------- ---------- ---- ------- ------
Acme Elec Corp           Com               004644100    8711  1,010,000               Sole                X
----------------------------------------------------------------------------------------------------------------------------
Barrister Global Svcs
Network                  Com New           068659200     170    159,810               Sole                X
----------------------------------------------------------------------------------------------------------------------------
Bell Inds Inc            Com               078107109     286    108,900               Sole                X
----------------------------------------------------------------------------------------------------------------------------
Ecology & Environment
Inc                      Cl A              278878103    2577    425,000               Sole                X
----------------------------------------------------------------------------------------------------------------------------
Exolon ESK Co            Com               302101100     712     64,700               Sole                X
----------------------------------------------------------------------------------------------------------------------------
First Un Real Est
Eq&Mtg Invts             Sh Ben Int        337400105    3808  1,296,400               Sole                X
----------------------------------------------------------------------------------------------------------------------------
First Un Real Est
Eq&Mtg Invts             Pfd Conv Ser A    337400303     614     30,700               Sole                X
----------------------------------------------------------------------------------------------------------------------------
Imperial Pkg Corp        Com               453077109    1047     62,500               Sole                X
----------------------------------------------------------------------------------------------------------------------------
M&T BK Corp              Com               55261F104   56250    125,000               Sole                X
----------------------------------------------------------------------------------------------------------------------------
Marine Trans Corp        Com               567912100    1706    700,000               Sole                X
----------------------------------------------------------------------------------------------------------------------------
Merchants Group Inc      Com               588539106    2244    135,000               Sole                X
----------------------------------------------------------------------------------------------------------------------------
Price Enterprises Inc    Com New           741444202     114     17,000               Sole                X
----------------------------------------------------------------------------------------------------------------------------
Sizeler Ppty Invs Inc    Sub Db Conv 8%03  830137AA3    2458  2,758,000               Sole                X
----------------------------------------------------------------------------------------------------------------------------
Tandycrafts Inc          Com               875386104    1501    533,511               Sole                X
----------------------------------------------------------------------------------------------------------------------------
Three Rivs Bancorp Inc   Com               88562Q107     816    124,300               Sole                X
----------------------------------------------------------------------------------------------------------------------------
Todd Shipyards Corp Del  Com               889039103    5513    700,000               Sole                X
----------------------------------------------------------------------------------------------------------------------------